Accounts Receivable Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	$ 226,577	$ 197,611
Other current receivables	3,542	11,432
Accounts Receivable, gross	230,119	209,043
Less allowances	(6,069)	(5,295)
Total	$ 224,050	$ 203,748